Events After the Reporting Period - Schedule of Sets Forth the Historical Pre-Split and Unaudited Pro Forma Post-Split Effects on Basic and Diluted (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Events After the Reporting Period - Schedule of Sets Forth the Historical Pre-Split and Unaudited Pro Forma Post-Split Effects on Basic and Diluted (Details) [Line Items]
Profit attributable to ordinary shareholders (in Ringgits and Dollars)	RM 6,583,003	$ 1,623,029	RM 3,512,168	RM 3,754,385
Add: Effect on interest expenses of AI RCPS (in Ringgits and Dollars)				100,648
Net earnings used in the computation of diluted earnings per share (in Ringgits and Dollars)	RM 6,583,003	$ 1,623,029	RM 3,512,168	RM 3,855,033
Historical Pre-Split Basis (Audited):
Weighted average number of ordinary shares (Basic)	20,753,924	20,753,924	20,031,151	20,000,000
Weighted average number of ordinary shares (Diluted)	20,753,924	20,753,924	20,031,151	20,067,069
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Pro Forma Post-Split Basis (1-for-20) (Unaudited):
Pro forma weighted average ordinary shares (Basic)	20,753,924	20,753,924	20,031,151	20,000,000
Pro forma weighted average ordinary shares (Diluted)	20,753,924	20,753,924	20,031,151	20,067,069
Pro forma basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Pro forma diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Historical Pre-Split Basis (Audited) [Member]
Historical Pre-Split Basis (Audited):
Weighted average number of ordinary shares (Basic)	20,753,924	20,753,924	20,031,151	20,000,000
Weighted average number of ordinary shares (Diluted)	20,753,924	20,753,924	20,031,151	20,067,069
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Pro Forma Post-Split Basis (1-for-20) (Unaudited):
Pro forma weighted average ordinary shares (Basic)	20,753,924	20,753,924	20,031,151	20,000,000
Pro forma weighted average ordinary shares (Diluted)	20,753,924	20,753,924	20,031,151	20,067,069
Pro forma basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Pro forma diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19
Pro Forma Post-Split Basis (1-for-20) (Unaudited) [Member]
Historical Pre-Split Basis (Audited):
Weighted average number of ordinary shares (Basic)	1,037,696	1,037,696	1,001,558	1,000,000
Weighted average number of ordinary shares (Diluted)	1,037,696	1,037,696	1,001,558	1,000,000
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 6.34	$ 1.56	RM 3.51	RM 3.75
Diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 6.34	$ 1.56	RM 3.51	RM 3.75
Pro Forma Post-Split Basis (1-for-20) (Unaudited):
Pro forma weighted average ordinary shares (Basic)	1,037,696	1,037,696	1,001,558	1,000,000
Pro forma weighted average ordinary shares (Diluted)	1,037,696	1,037,696	1,001,558	1,000,000
Pro forma basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 6.34	$ 1.56	RM 3.51	RM 3.75
Pro forma diluted earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 6.34	$ 1.56	RM 3.51	RM 3.75